Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001094285
Registrant Name	TELEDYNE TECHNOLOGIES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES